      As filed with the Securities and Exchange Commission on September 22, 2005
                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 67                       [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       [X]

                                 Amendment No. 69                            [X]
                        (Check appropriate box or boxes)

                                ING EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                             Dechert, LLP
          Scottsdale, AZ 85258                             1775 I Street, N.W.
(Name and Address of Agent for Service)                    Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[X]  on September 30, 2005 pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                ING EQUITY TRUST

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for ING Equity Trust ("Registrant") incorporates by reference the Prospectuses and related Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 66, which was filed with the Securities and Exchange Commission on July 28, 2005. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 66 to September 30, 2005.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 22nd day of September 2005.

                                        ING EQUITY TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                             TITLE                      DATE
              ---------                             -----                      ----


                                        Trustee                         September 22, 2005
-------------------------------------
John G. Turner*


                                        President and Chief Executive   September 22, 2005
-------------------------------------   Officer
James M. Hennessy*


                                        Senior Vice President and
-------------------------------------   Chief/Principal Financial       September 22, 2005
Todd Modic*                             Officer


                                        Trustee                         September 22, 2005
-------------------------------------
John V. Boyer*


                                        Trustee                         September 22, 2005
-------------------------------------
J. Michael Earley*


                                        Trustee                         September 22, 2005
-------------------------------------
R. Barbara Gitenstein*


                                        Trustee                         September 22, 2005
-------------------------------------
Patrick W. Kenny*


                                        Trustee                         September 22, 2005
-------------------------------------
Walter H. May, Jr.*


                                        Trustee                         September 22, 2005
-------------------------------------
Thomas J. McInerney*


                                        Trustee and Chairman            September 22, 2005
-------------------------------------
Jock Patton*


                                        Trustee                         September 22, 2005
-------------------------------------
David W.C. Putnam*


                                        Trustee                         September 22, 2005
-------------------------------------
Roger B. Vincent*


                                        Trustee                         September 22, 2005
-------------------------------------
Richard A. Wedemeyer*


*By: /s/ Huey P. Falgout, Jr.
     --------------------------------
     Huey P. Falgout, Jr.
     Attorney-in-Fact**

** Powers of Attorney for each Trustee, James M. Hennessy, and Todd Modic are filed herein.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ David W.C. Putnam
-------------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239($5 mil)       811-5410
                                         333-61831($25 mil)      811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ J. Michael Earley
--------------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and           333-114333              811-21553
Premium Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ James M. Hennessy
-------------------------------------
James M. Hennessy
   President and Chief Executive Officer
      ING Investors Trust and ING Partners, Inc.
   President, Chief Executive Officer and Chief Operating Officer
      ING Equity Trust, ING Funds Trust, ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ Jock Patton
-------------------------------------
Jock Patton, Chairman, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ John G. Turner
-------------------------------------
John G. Turner, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ Todd Modic
-------------------------------------
Todd Modic
Senior Vice President, Chief/Principal
Financial Officer and Assistant Secretary

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ R. Barbara Gitenstein
---------------------------------------
R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ Richard A. Wedemeyer
--------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 2f, 2005.


/s/ Roger B. Vincent
-----------------------------
Roger B. Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811 -5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ Thomas J. Mclnerney
-------------------------------------
Thomas J. Mclnerney, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29 2005.


/s/ Walter H. May
-------------------------------------
Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29 2005.


/s/ Patrick W. Kenny
-------------------------------------
Patrick W. Kenny, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                               1933 ACT SEC FILING #   1940 ACT SEC FILING #
----------                               ---------------------   ---------------------
ING Investors Trust                      33-23512                811-5629
ING Partners, Inc.                       333-32575               811-08319
ING Equity Trust                         333-56881               811-8817
ING Funds Trust                          333-59745               811-8895
ING Global Equity Dividend and Premium   333-114333              811-21553
Opportunity Fund
ING Investment Funds, Inc.               002-34552               811-1939
ING Mayflower Trust                      33-67852                811-7978
ING Mutual Funds                         33-56094                811-7428
ING Variable Insurance Trust             333-83071               811-9477
ING Variable Products Trust              33-73140                811-8220
ING VP Emerging Markets Fund, Inc.       33-73520                811-8250
ING VP Natural Resources Trust           33-26116                811-5710
USLICO Series Fund                       33-20957                811-05451
ING Prime Rate Trust                     333-68239 ($5 mil)      811-5410
                                         333-61831 ($25 mil)     811-5410
ING Senior Income Fund                   333-54910               811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 29, 2005.


/s/ John V. Boyer
-------------------------------------
John V. Boyer, Director/Trustee

                              EXHIBIT INDEX

EXHIBIT NUMBER                                  EXHIBIT DESCRIPTION
-------------------------------------------------------------------------------
NONE